Fair Value Measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - Short-term Investment ¥ in Thousands	Dec. 31, 2018 CNY (¥) [1]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	¥ 168,993
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	¥ 168,993

[1]	Short-term investments represent structured deposits and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2